Share-based compensation	12 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Share-based compensation

13. Share-based compensation

Equity Incentive Plan

In November 2018, Company established the Renalytix AI plc Share Option Plan (the “Plan”) and a U.S. Sub-Plan and Non-Employee Sub-Plan. In July 2020, the Company's board of directors adopted and the Company's shareholders approved the 2020 Equity Incentive Plan (the “EIP”), which superseded the 2018 Share Option Plan. The equity incentive plan provides for the Company to grant options, restricted share awards and other share-based awards to employees, directors and consultants of the Company. As of June 30, 2022, there were 11,162,027 shares available for future issuance under the EIP.

The EIP is administered by the board of directors. The exercise prices, vesting and other restrictions are determined at their discretion, except that all options granted have exercise prices equal to the fair value of the underlying ordinary shares on the date of the grant and the term of stock option may not be greater than ten years from the grant date.

With respect to the options granted as of June 30, 2022, 2,984,801 vest equally over twelve quarters following the grant date, 1,070,100 options which vest 25% on the one year anniversary and equally over twelve quarters following the one year anniversary and 500,000 which vest 1/12th immediately and the remainder equally over the remaining eleven quarters. If options remain unexercised after the date one day before the tenth anniversary of grant, the options expire. On termination of employment, any options that remain unexercised are either forfeited immediately or after a delayed expiration period, depending on the circumstances of termination. Upon the exercise of awards, new ordinary shares are issued by the Company.

The Company recorded share-based compensation expense in the following expense categories in the consolidated statements of operations for the years ended June 30, 2022, 2021 and 2020 (in thousands):

	Twelve Months Ended June 30,
	2022	2021	2020
Research and development	$345	$683	$568
General and administrative	4,276	1,903	591
	$4,621	$2,586	$1,159

The fair value of options is estimated using the Black-Scholes option pricing model, which takes into account inputs such as the exercise price, the value of the underlying ordinary shares at the grant date, expected term, expected volatility, risk-free interest rate and dividend yield. The fair value of each grant of options during the years ended June 30, 2022, 2021, 2020 were determined using the methods and assumptions discussed below.

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The expected term of employee options is determined using the “simplified” method, as prescribed in SEC’s Staff Accounting Bulletin No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data.
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The expected volatility is based on historical volatility of the publicly-traded common stock of a peer group of companies.
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The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.
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The expected dividend yield is none because the Company has not historically paid and does not expect for the foreseeable future to pay a dividend on its ordinary shares.

For the years ended June 30, 2022, 2021, and 2020, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Twelve Months Ended June 30,
	2022	2021	2020
Expected term (in years)	5.6	5.9	5.7
Expected volatility	61.4%	70.2%	63.7%
Risk-free rate	1.3%	0.8%	1.7%
Dividend yield	—%	—%	—%

The weighted average fair value of the options granted during the years ended June 30, 2022, 2021 and 2020 was $5.64, $6.60 and $2.09 per share, respectively.

The following table summarizes the stock option granted to employees and non-employees for the year ended June 30, 2022:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2021	4,265,958	$4.73	8.2
Granted	555,000	$9.59
Exercised	(100,724)	$1.89
Forfeited	(165,333)	$7.34
Outstanding at June 30, 2022	4,554,901	$5.34	8.1
Exercisable at June 30, 2022	3,368,195	$3.72	7.0
Vested and expected to vest at June 30, 2022	4,554,901	$5.34	8.1

As of June 30, 2022, there was $5.5 million in unrecognized compensation cost related to unvested options that will be recognized as expense over a weighted average period of 8.9 years. The aggregate intrinsic value of options outstanding and options exercisable at June 30, 2022 was nil, respectively.

Employee Share Purchase Plan

The Company’s 2020 Employee Share Purchase Plan (the “ESPP”) became effective on August 17, 2020. The ESPP authorizes the issuance of up to 850,000 shares of the Company’s common stock. The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the ESPP shall automatically increase on January 1st of each year, commencing on January 1, 2021 and continuing for ten years, in an amount equal to the lesser of one percent of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, and 2,000,000 ordinary shares, subject to the discretion of the board of directors or renumeration committee to determine a lesser number of shares shall be added for such year.

Under the ESPP, eligible employees can purchase the Company’s common stock through accumulated payroll deductions at such times as are established by the board of directors or renumeration committee. Eligible employees may purchase the Company’s common stock at 85% of the lower of the fair market value of the Company’s common stock on the first day of the offering period or on the purchase date. Eligible employees may contribute up to 15% of their eligible compensation. Under the ESPP, a participant may not purchase more than $25,000 worth of the Company’s common stock for each calendar year in which such rights is outstanding. During the years ended June 30, 2022 and 2021, 33,734 and 17,652 shares were purchased under the ESPP, respectively.

In accordance with the guidance in ASC 718-50 – Compensation – Stock Compensation, the ability to purchase shares of the Company’s common stock at 85% of the lower of the price on the first day of the offering period or the last day of the offering period (i.e. the purchase date) represents an option and, therefore, the ESPP is a compensatory plan under this guidance. Accordingly, share-based compensation expense is determined based on the option’s grant-date fair value as estimated by applying the Black Scholes option-pricing model and is recognized over the withholding period. The Company recognized share-based compensation expense of $72,000 and $57,000 in general and administrative expense and $41,000 and $20,000 in research and development expense during the years ended June 30, 2022 and 2021, respectively, related to the ESPP.